Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
Other payables and accruals

25. Other payables and accruals

	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Accruals	15,700	11,934
Payable to database suppliers	13,442	3,327
Loans due to third parties *	16,900	—
VAT, and other taxes payable	28,078	25,942
Payable to agents	9,184	6,469
Interest payables	1,911	184
Others	2,644	2,307
Total other payables and accruals	87,859	50,163
Current	87,859	50,163
Non-current	—	—

Other payables are non-interest bearing and normally settled within one year.

* Loan due to third parties represented loans borrowed from third parties with annual interest rate of 4%-10%.